Emerging Markets Sustainability Core 1 Portfolio
Emerging Markets Sustainability Core 1 Portfolio
Investment Objective
The investment objective of the Emerging Markets Sustainability Core 1 Portfolio (the "Emerging Markets Sustainability Core Portfolio" or "Portfolio") is long-term capital appreciation.
Fees and Expenses of the Portfolio
This table describes the fees and expenses you may pay if you buy and hold shares of the Emerging Markets Sustainability Core Portfolio .
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Emerging Markets Sustainability Core 1 Portfolio Institutional Class
Management Fee	0.50%
Other Expenses	0.19%	[1]
Total Annual Fund Operating Expenses	0.69%
Fee Waiver and/or Expense Reimbursement	0.04%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.65%
[1]	The Emerging Markets Sustainability Core Portfolio is a new portfolio, so the "Other Expenses" shown are based on anticipated fees and expenses for the first full fiscal year.
[2]	Dimensional Fund Advisors LP (the "Advisor") has agreed to waive certain fees and in certain instances, assume certain expenses of the Emerging Markets Sustainability Core Portfolio . The Fee Waiver and Expense Assumption Agreement for the Emerging Markets Sustainability Core Portfolio will remain in effect through February 28, 2019, and may only be terminated by the Fund's Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

EXAMPLE
This Example is meant to help you compare the cost of investing in the Emerging Markets Sustainability Core Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The costs for the Emerging Markets Sustainability Core Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	1 Year	3 Years
Emerging Markets Sustainability Core 1 Portfolio | Institutional Class | USD ($)	66	217

Expense Example, No Redemption	1 Year	3 Years
Emerging Markets Sustainability Core 1 Portfolio | Institutional Class | USD ($)	66	217

PORTFOLIO TURNOVER
The Emerging Markets Sustainability Core Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio's performance. Because the Portfolio is new, information about portfolio turnover rate is not yet available.
Principal Investment Strategies
The Emerging Markets Sustainability Core Portfolio purchases a broad and diverse group of securities associated with emerging markets with a greater emphasis on small capitalization and value companies as compared to their representation in the Emerging Markets Universe, while adjusting the composition of the Portfolio based on sustainability impact considerations. For purposes of this Portfolio, the Advisor defines the Emerging Markets Universe as a market capitalization weighted portfolio of companies in emerging markets, which may include frontier markets (emerging market countries in an earlier stage of development), authorized for investment by the Advisor's Investment Committee ("Approved Markets"). The Portfolio's increased exposure to small capitalization and value companies may be achieved by decreasing the allocation of the Emerging Markets Sustainability Core Portfolio's assets to the largest growth companies relative to their weight in the Emerging Markets Universe, which would result in a greater weight allocation to small capitalization and value companies. In assessing value, the Advisor may consider factors such as the issuer's securities having a high book value in relation to their market value, as well as price to cash flow or price to earnings ratios.  The criteria the Advisor uses for assessing value are subject to change from time to time.  The Advisor may also adjust the representation in the Portfolio of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, profitability, and other factors that the Advisor determines to be appropriate, given market conditions. In assessing profitability, the Advisor may consider different ratios such as that of earnings or profits from operations relative to book value or assets.

As a non-fundamental policy, under normal circumstances, the Emerging Markets Sustainability Core Portfolio will invest at least 80% of its net assets in emerging markets equity investments that are defined in the Prospectus as Approved Markets securities.  The Emerging Markets Sustainability Core Portfolio may gain exposure to companies associated with Approved Markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer's domicile country.

The Portfolio may purchase or sell futures contracts and options on futures contracts for Approved Market or other equity market securities and indices, including those of the United States, to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio.  The Portfolio does not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns. The above-referenced investments are not subject to, although they may incorporate, the Portfolio's sustainability impact considerations.

The Emerging Markets Sustainability Core Portfolio may lend its portfolio securities to generate additional income.

The Advisor intends to take into account the impact that companies may have on the environment and other sustainability considerations when making investment decisions for the Emerging Markets Sustainability Core Portfolio. Relative to a portfolio without these considerations, the Portfolio will exclude or underweight securities of companies that, according to the Portfolio's sustainability impact considerations, may be less sustainable as compared either to other companies in the Portfolio's investment universe or other companies with similar business lines. Similarly, relative to a portfolio without sustainability impact considerations, the Portfolio will overweight securities of companies that, according to the Portfolio's sustainability impact considerations, may be more sustainable as compared either to other companies in the Portfolio's investment universe or other companies with similar business lines. In considering sustainability impact and other factors that the Advisor believes may be important to investors, the Advisor may consider carbon and other greenhouse emissions, or potential emissions, land use, cluster munitions manufacturing, biodiversity, involvement in toxic spills or releases, operational waste, water use, tobacco, child labor, and factory farming activities, among other factors. In particular, the Portfolio may exclude companies the Advisor considers to have high carbon or greenhouse gas emissions or reserves that may produce those emissions. The Advisor may engage third party service providers to provide research and/or ratings information relating to the Portfolio's sustainability impact considerations with respect to securities in the portfolio, where information is available from such providers.
Principal Risks
Because the value of your investment in the Emerging Markets Sustainability Core Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Equity Market Risk:  Even a long-term investment approach cannot guarantee a profit. Economic, market, political, and issuer-specific conditions and events will cause the value of equity securities, and the Portfolio that owns them, to rise or fall.  Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Sustainability Impact Consideration Investment Risk:  The Portfolio's sustainability impact considerations may limit the number of investment opportunities available to the Portfolio, and as a result, at times, the Portfolio may underperform funds that are not subject to such sustainability impact considerations. For example, the Portfolio may decline to purchase, or underweight its investment in, certain securities due to sustainability impact considerations when other investment considerations would suggest that a more significant investment in such securities would be advantageous. The Portfolio may also overweight its investment in certain securities due to sustainability impact considerations when other investment considerations would suggest that a lesser investment in such securities would be advantageous. In addition, the Portfolio may sell or retain certain securities due to sustainability impact considerations when it is otherwise disadvantageous to do so. The sustainability impact considerations may also cause the Portfolio's industry allocations to deviate from that of funds without these considerations and of conventional benchmarks.

Foreign Securities and Currencies Risk:  Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets.  Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar).  The Portfolio does not hedge foreign currency risk.

Small Company Risk:  Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price.  As a result, small company stocks may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Emerging Markets Risk: Numerous emerging market countries have a history of, and continue to experience serious, and potentially continuing, economic and political problems.  Stock markets in many emerging market countries are relatively small, expensive to trade in and generally have higher risks than those in developed markets.  Securities in emerging markets also may be less liquid than those in developed markets and foreigners are often limited in their ability to invest in, and withdraw assets from, these markets.  Additional restrictions may be imposed under other conditions.  Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

Value Investment Risk:  Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Derivatives Risk:  Derivatives are instruments, such as futures, whose value is derived from that of other assets, rates or indices.  The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments.  When the Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, and the risk of improper valuation.  Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending Risk:  Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all.  As a result, the Portfolio may lose money and there may be a delay in recovering the loaned securities.  The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral.  Securities lending also may have certain adverse tax consequences.

Cyber Security Risk: The Portfolio's and its service providers' use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, among other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.
Performance
Performance information is not available for the Emerging Markets Sustainability Core Portfolio because it has not yet commenced operations. Updated performance information for the Portfolio can be obtained in the future by visiting http://us.dimensional.com.